Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2022
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2022 (CHF million)
Credit guarantees and similar instruments	2,257	451	127	471	3,306	3,193		22	2,068
Performance guarantees and similar instruments	4,280	1,750	729	513	7,272	6,527		61	3,778
Derivatives [2]	2,646	1,702	520	374	5,242	5,242		101	–
Other guarantees	4,455	859	182	1,144	6,640	6,640		56	3,292
Total guarantees	13,638	4,762	1,558	2,502	22,460	21,602		240	9,138
2021 (CHF million)
Credit guarantees and similar instruments	2,124	1,049	197	561	3,931	3,874		25	2,014
Performance guarantees and similar instruments	3,982	2,253	555	528	7,318	6,299		40	3,605
Derivatives [2]	5,374	2,567	561	419	8,921	8,921		289	–
Other guarantees	4,012	1,040	307	1,151	6,510	6,469		71	3,789
Total guarantees	15,492	6,909	1,620	2,659	26,680	25,563		425	9,408
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]
2022 (CHF million)
Irrevocable commitments under documentary credits	3,378	41	0	1	3,420	3,233
Irrevocable loan commitments [2]	19,272	33,512	44,563	14,782	112,129	108,118
Forward reverse repurchase agreements	1,021	0	0	0	1,021	1,021
Other commitments	212	16	2	268	498	498
Total other commitments	23,883	33,569	44,565	15,051	117,068	112,870
2021 (CHF million)
Irrevocable commitments under documentary credits	4,796	116	0	0	4,912	4,602
Irrevocable loan commitments [2]	22,959	44,143	43,848	11,609	122,559	118,281
Forward reverse repurchase agreements	466	0	0	0	466	466
Other commitments	121	16	11	248	396	396
Total other commitments	28,342	44,275	43,859	11,857	128,333	123,745
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments did not include a total gross amount of CHF 129,165 million and CHF 143,992 million of unused credit limits as of the end of 2022 and 2021 respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2022 (CHF million)
Credit guarantees and similar instruments	2,261	451	127	471	3,310	3,197		22	2,068
Performance guarantees and similar instruments	4,280	1,750	729	513	7,272	6,527		61	3,778
Derivatives [2]	2,646	1,702	520	374	5,242	5,242		101	–
Other guarantees	4,455	859	182	1,172	6,668	6,668		56	3,292
Total guarantees	13,642	4,762	1,558	2,530	22,492	21,634		240	9,138
2021 (CHF million)
Credit guarantees and similar instruments	2,124	1,049	197	561	3,931	3,874		25	2,014
Performance guarantees and similar instruments	3,982	2,253	555	528	7,318	6,299		40	3,605
Derivatives [2]	5,374	2,567	561	419	8,921	8,921		289	–
Other guarantees	4,012	1,040	307	1,151	6,510	6,469		71	3,789
Total guarantees	15,492	6,909	1,620	2,659	26,680	25,563		425	9,408
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]
2022 (CHF million)
Irrevocable commitments under documentary credits	3,378	41	0	1	3,420		3,233
Irrevocable loan commitments	19,272	33,512	44,563	14,782	112,129	[2]	108,118
Forward reverse repurchase agreements	1,021	0	0	0	1,021		1,021
Other commitments	212	16	2	268	498		498
Total other commitments	23,883	33,569	44,565	15,051	117,068		112,870
2021 (CHF million)
Irrevocable commitments under documentary credits	4,796	116	0	0	4,912		4,602
Irrevocable loan commitments	22,959	44,143	43,848	11,609	122,559	[2]	118,281
Forward reverse repurchase agreements	466	0	0	0	466		466
Other commitments	121	16	11	248	396		396
Total other commitments	28,342	44,275	43,859	11,857	128,333		123,745
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments did not include a total gross amount of CHF 129,224 million and CHF 144,079 million of unused credit limits as of December 31, 2022 and 2021, respectively, which were revocable at the Bank's sole discretion upon notice to the client.